Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 14, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2024
Prospectus Date	rr_ProspectusDate	Mar. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

June 14, 2024

Supplement to the Summary Prospectuses,

Prospectus and Statement of Additional Information (“SAI”),

each dated March 29, 2024

Effective as of the open of trading on June 21, 2024 (the “Effective Date”), the listing exchange for shares of each of Sound Equity Dividend Income ETF (ticker: DIVY) and Sound Enhanced Fixed Income ETF (ticker: FXED), each a series of Tidal ETF Trust, will be changed from NYSE Arca, Inc. to New York Stock Exchange LLC.

Accordingly, as of the Effective Date, all references to “NYSE Arca, Inc.” in the Summary Prospectuses, Prospectus and SAI are deleted and replaced with “New York Stock Exchange LLC.”

Please retain this Supplement for future reference.

Sound Equity Dividend Income ETF | Sound Equity Dividend Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIVY
Sound Enhanced Fixed Income ETF | Sound Enhanced Fixed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXED
Sound Enhanced Equity Income ETF | Sound Enhanced Equity Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDEE
Sound Fixed Income ETF | Sound Fixed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDFI
Sound Total Return ETF | Sound Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDTR